Credit Risk - Summary of ING Bank portfolio per economic sector, as % of total outstandings (Detail)	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	100.00%	100.00%
Private Individuals [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	40.10%	39.50%
Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	8.30%	8.80%
Natural resources [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	7.10%	6.80%
Real estate [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	6.40%	6.00%
Central Governments [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	5.80%	6.50%
Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	4.90%	5.70%
Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	3.60%	3.90%
Central Banks [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	3.00%	2.70%
Services [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	2.90%	2.60%
Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	2.60%	2.60%
Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	2.60%	2.80%
General Industries [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	2.60%	2.30%
Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	2.10%	2.10%
Other economic sector [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	8.00%	7.70%
Wholesale Banking [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	100.00%	100.00%
Wholesale Banking [member] | Private Individuals [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%
Wholesale Banking [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	14.70%	14.80%
Wholesale Banking [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	15.70%	15.00%
Wholesale Banking [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	10.80%	10.20%
Wholesale Banking [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	8.70%	9.90%
Wholesale Banking [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	9.70%	10.40%
Wholesale Banking [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	7.30%	8.00%
Wholesale Banking [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	4.70%	5.10%
Wholesale Banking [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	3.70%	3.20%
Wholesale Banking [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	3.80%	3.70%
Wholesale Banking [member] | Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	1.10%	1.20%
Wholesale Banking [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	4.00%	3.40%
Wholesale Banking [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	2.50%	2.40%
Wholesale Banking [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	13.30%	12.70%
Retail Benelux [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	100.00%	100.00%
Retail Benelux [member] | Private Individuals [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	72.60%	73.40%
Retail Benelux [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.10%	0.20%
Retail Benelux [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.40%	0.40%
Retail Benelux [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	5.10%	4.70%
Retail Benelux [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	1.10%	0.90%
Retail Benelux [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	1.00%	0.90%
Retail Benelux [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	1.20%	1.10%
Retail Benelux [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.10%	0.10%
Retail Benelux [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	4.00%	3.60%
Retail Benelux [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	2.20%	2.10%
Retail Benelux [member] | Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	2.20%	2.80%
Retail Benelux [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	1.60%	1.50%
Retail Benelux [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	2.80%	2.80%
Retail Benelux [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	5.60%	5.50%
Retail Challengers & Growth Markets [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	100.00%	100.00%
Retail Challengers & Growth Markets [member] | Private Individuals [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	72.60%	68.80%
Retail Challengers & Growth Markets [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	4.90%	6.50%
Retail Challengers & Growth Markets [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.60%	0.70%
Retail Challengers & Growth Markets [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	1.00%	0.90%
Retail Challengers & Growth Markets [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	4.90%	5.60%
Retail Challengers & Growth Markets [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	1.20%	3.20%
Retail Challengers & Growth Markets [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.40%	0.40%
Retail Challengers & Growth Markets [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	1.90%	1.60%
Retail Challengers & Growth Markets [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.60%	0.60%
Retail Challengers & Growth Markets [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	1.30%	1.30%
Retail Challengers & Growth Markets [member] | Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	5.80%	5.60%
Retail Challengers & Growth Markets [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	1.50%	1.50%
Retail Challengers & Growth Markets [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.70%	0.70%
Retail Challengers & Growth Markets [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	2.60%	2.60%
Corporate Line [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	100.00%	100.00%
Corporate Line [member] | Private Individuals [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%
Corporate Line [member] | Commercial Banks [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	40.10%	56.40%
Corporate Line [member] | Natural resources [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%
Corporate Line [member] | Real estate [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%
Corporate Line [member] | Central Governments [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	26.40%	36.30%
Corporate Line [member] | Non-Bank Financial Institutions [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	6.50%	7.30%
Corporate Line [member] | Transportation & Logistics [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%
Corporate Line [member] | Central Banks [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	27.00%	0.00%
Corporate Line [member] | Services [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%
Corporate Line [member] | Food, Beverages & Personal Care [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%
Corporate Line [member] | Lower Public Administration [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%
Corporate Line [member] | General Industries [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%
Corporate Line [member] | Chemicals, Health & Pharmaceuticals [Member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%
Corporate Line [member] | Other economic sector [member]
Disclosure of credit risk exposure [line items]
Bank portfolio per economic sector, as % of total outstandings	0.00%	0.00%